Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 46,762	$ 46,458
Restricted cash	10,000	3,000
Accounts receivable, net	32,447	28,390
Inventory	323,473	169,154
Prepaid expense and other current assets	7,423	6,167
Current assets of discontinued operations	11,377	46,972
Total current assets	431,482	300,141
Property and equipment, net	76,078	21,417
Right-of-use assets	161,822	133,112
Goodwill	21,142	234,883
Intangible assets, net	247,413	302,066
Deferred tax assets	58,115	0
Assets of discontinued operations	22	26,079
Other assets	31,136	10,051
Total assets	1,027,210	1,027,749
Current liabilities:
Accounts payable and other current liabilities	79,438	75,093
Vehicle floor plan note payable	220,176	63,637
Current portion of senior secured debt, convertible debt, and notes payable	3,645	4,322
Current liabilities of discontinued operations	8,435	36,019
Total current liabilities	311,694	179,071
Long -term liabilities:
Senior secured note	317,494	253,438
Convertible debt, net	31,890	29,242
Line of credit and notes payable	25,000	150
Operating lease liabilities	126,695	114,687
Deferred tax liabilities	0	7,586
Other long-term liabilities	8,422	8,751
Non-current liabilities of discontinued operations	0	3,179
Total long-term liabilities	509,501	417,033
Total liabilities	821,195	596,104
Commitments and contingencies (Notes 2, 8, 9, 10, 11, 12, 14, 19, 21)
Stockholders' equity:
Additional paid in capital	585,937	550,055
Accumulated deficit	(375,619)	(114,106)
Class B stock in treasury, at cost, 123,089 shares as of December 31, 2022 and 2021	(4,319)	(4,319)
Total stockholders' equity	206,015	431,645
Total liabilities and stockholders' equity	1,027,210	1,027,749
Class A Common Shares
Stockholders' equity:
Common stock, value, issued	0	0
Class B Common Shares
Stockholders' equity:
Common stock, value, issued	$ 16	$ 15